Postretirement benefit plans - Health care cost trend rates (Details) (U.S. retiree health care plan)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. retiree health care plan
Defined Benefit Plan Disclosure [Line Items]
Assumed health care cost trend rate for next year (in percents)	7.00%	7.00%
Ultimate trend rate (in percents)	5.00%	5.00%
Year in which ultimate trend rate is reached	2022	2018